Note 23 - Subsequent Events (Details Textual) - Subsequent Event [Member] - Short-term Loan Facility [Member]	1 Months Ended	13 Months Ended
	Jan. 31, 2022 AUD ($)	Jan. 31, 2022 AUD ($)
Debt Instrument, Face Amount	$ 1,002,404	$ 1,002,404
Debt Instrument, Number of Installments	9	9
Debt Instrument, Interest Rate, Effective Percentage	1.49%	1.49%